HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2018
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of assets and liabilities classified as held-for-sale
The following is a summary of the assets and liabilities classified as held for sale as at June 30, 2018:

AS AT JUNE 30, 2018 (MILLIONS)	Real Estate	Renewable Power	Private Equity	Total
Assets
Cash and cash equivalents	$11	$38	$—	$49
Accounts receivables and other	17	16	61	94
Investment properties	1,513	—	—	1,513
Property, plant and equipment	—	652	36	688
Other long-term assets	6	85	—	91
Deferred income tax assets	—	8	—	8
Assets classified as held for sale	$1,547	$799	$97	$2,443
Liabilities
Accounts payable and other	$17	$41	$15	$73
Property-specific borrowings	907	12	—	919
Subsidiary borrowings	—	387	—	387
Deferred income tax liabilities	—	123	—	123
Liabilities associated with assets classified as held for sale	$924	$563	$15	$1,502